Share-Based Compensation (RSUs Vested and Converted) (Details) - RSUs - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs vested during the year	576	634	806
RSUs converted during the year, net of shares withheld for taxes	380	452	547
Shares withheld for taxes	196	182	259